Stock options (Details Narrative)				12 Months Ended
	Apr. 13, 2021 Number $ / shares	Feb. 12, 2021	Jan. 20, 2021 Number $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 13, 2021 Number	Dec. 31, 2020 Number	Dec. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement	855,234		743,671	3,923,491	2,734,073	3,923,491	2,734,073	3,744,095
Exrcisable price			$ 3.20
Fair value price of shares	$ 6.06		4.73
Risk-free interest rate		7.28%
[custom:ExercisablePriceOfShareOptionsOutstanding]	8.75
Share based compensation | $				$ 5,823,302	$ 818,383
Back Scholes Option [Member]
IfrsStatementLineItems [Line Items]
Stock option price	8.73		6.10
exercise price	$ 8.75		$ 3.20
Expected life of option	4 years 8 months 19 days		4 years 10 months 21 days
Expected volatility	92.89%		86.59%
expected forfeiture	2.90%		2.90%
Risk-free interest rate	0.94%		0.43%
Two Zero Two One [Member]
IfrsStatementLineItems [Line Items]
Share options vest | shares			304,709
Two Zero Two Two [Member]
IfrsStatementLineItems [Line Items]
Share options vest | shares			247,890
Two Zero Two Three [Member]
IfrsStatementLineItems [Line Items]
Share options vest | shares			191,072